COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
Commitments and Contingencies

First Financial offers a variety of financial instruments with off-balance sheet risk to its clients to assist them in meeting their requirement for liquidity and credit enhancement. These financial instruments include standby letters of credit and outstanding commitments to extend credit.  GAAP does not require these financial instruments to be recorded in the Consolidated Financial Statements.

First Financial utilizes the same credit policies in issuing commitments and conditional obligations as it does for credit instruments recorded on the Consolidated Balance Sheets. First Financial’s exposure to credit loss, in the event of nonperformance, is represented by the contractual amounts of those instruments. First Financial utilizes the ALLL methodology to maintain a reserve that it considers sufficient to absorb probable losses incurred in standby letters of credit and outstanding loan commitments and records the reserve within Accrued interest and other liabilities on the Consolidated Balance Sheets.

Loan commitments. Loan commitments are agreements to extend credit to a client absent any violation of any condition established in the commitment agreement.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  The amount of collateral obtained, if deemed necessary by First Financial upon extension of credit, is based on management’s credit evaluation of the client.  The collateral held varies, but may include securities, real estate, inventory, plant or equipment.  First Financial had commitments outstanding to extend credit, totaling $2.1 billion and $2.0 billion at December 31, 2017 and December 31, 2016, respectively. As of December 31, 2017, loan commitments with a fixed interest rate totaled $44.3 million while commitments with variable interest rates totaled $2.0 billion. The fixed rate loan commitments have interest rates ranging from 0.00% to 21.00% and maturities ranging from 1 to 29 years.

Letters of credit. Letters of credit are conditional commitments issued by First Financial to guarantee the performance of a client to a third party.  First Financial’s portfolio of standby letters of credit consists primarily of performance assurances made on behalf of clients who have a contractual commitment to produce or deliver goods or services.  The risk to First Financial arises from its obligation to make payment in the event of the client's contractual default to produce the contracted good or service to a third party.  First Financial has issued letters of credit (including standby letters of credit) aggregating $25.3 million and $18.4 million at December 31, 2017, and December 31, 2016, respectively. Management conducts regular reviews of these instruments on an individual client basis.

Investments in affordable housing projects. First Financial has investments in certain qualified affordable housing tax credits. These credits are an indirect federal subsidy that provide tax incentives to encourage investment in the development, acquisition and rehabilitation of affordable rental housing, and allow investors to claim tax credits and other tax benefits (such as deductions from taxable income for operating losses) on their federal income tax returns. The principal risk associated with qualified affordable housing investments is the potential for noncompliance with the tax code requirements, such as failure to rent property to qualified tenants, resulting in the unavailability or recapture of the tax credits and other tax benefits. First Financial's affordable housing commitments totaled $35.9 million and $32.7 million as of December 31, 2017 and December 31, 2016, respectively. The Company recognized tax credits of $3.2 million and $2.1 million related to its investments in affordable housing projects for the years ended December 31, 2017 and 2016, respectively. The Company recognized amortization expense which was included in income tax expense of $4.2 million and $2.7 million for the years ended December 31, 2017 and 2016, respectively. First Financial had no affordable housing contingent commitments as of December 31, 2017 or December 31, 2016.

Investments in historic tax credits. First Financial has noncontrolling financial investments in private investment funds and partnerships which are not consolidated. These investments may generate a return through the realization of federal and state income tax credits, as well as other tax benefits, such as tax deductions from net operating losses of the investments over a period of time. The Company’s recorded investment in these entities was approximately $3.0 million at December 31, 2017, and $4.9 million at December 31, 2016. The maximum exposure to loss related to these investments was $3.0 million at December 31, 2017 and $13.7 million at December 31, 2016, representing the Company’s investment balance and its unfunded commitments to invest additional amounts. Investments in historic tax credits resulted in $13.7 million and $0.6 million of tax credits for the years ended December 31, 2017 and 2016, respectively. Recognition of a significant historic tax credit investment resulted in a $12.5 million reduction in income tax expense and $11.3 million of other noninterest expenses during 2017.

Contingencies/Litigation. First Financial and its subsidiaries are engaged in various matters of litigation, assertions of improper or fraudulent loan practices or lending violations and other matters from time to time, and have a number of unresolved claims pending. Additionally, as part of the ordinary course of business, First Financial and its subsidiaries are parties to litigation involving claims to the ownership of funds in particular accounts, the collection of delinquent accounts, challenges to security interests in collateral and foreclosure interests, that is incidental to our regular business activities. While the ultimate liability with respect to these other litigation matters and claims cannot be determined at this time, First Financial believes that damages, if any, and other amounts relating to pending matters are not probable or cannot be reasonably estimated as of December 31, 2017. Reserves are established for these various matters of litigation, when appropriate, under FASB ASC Topic 450, Contingencies, based in part upon the advice of legal counsel. First Financial had no reserves related to litigation matters as of December 31, 2017 or December 31, 2016.